FINANCIAL INSTRUMENTS (Schedule of Company's Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade Payables	$ 1,463	$ 863
Employees and payroll accruals	2,662	2,535
Other payables	1,519	1,238
Leases liability	2,969	2,924
Liabilities in respect of government grants	4,467	4,684
Total Financial Liabilities	13,080	12,244
Up to 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	1,463	863
Employees and payroll accruals	2,662	2,535
Other payables	1,519	1,238
Leases liability	975	777
Liabilities in respect of government grants	89	72
Total Financial Liabilities	6,708	5,485
1 Year To 2 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	928	659
Liabilities in respect of government grants	233	177
Total Financial Liabilities	1,161	836
2 Year To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	814	622
Liabilities in respect of government grants	490	291
Total Financial Liabilities	1,304	913
3 Year To 4 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	115	622
Liabilities in respect of government grants	847	557
Total Financial Liabilities	962	1,179
4 Year To 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	73	111
Liabilities in respect of government grants	1,449	948
Total Financial Liabilities	1,522	1,059
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	64	133
Liabilities in respect of government grants	1,359	2,639
Total Financial Liabilities	$ 1,423	$ 2,772